GOF-SA2 6/26

SUPPLEMENT DATED JUNE 18, 2026
TO THE STATEMENT OF ADDITIONAL INFORMATION OF EACH
FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

Effective August 1, 2026, the Board of Trustees of each Trust listed on Schedule A appointed Ann Torre Bates as an independent trustee of each Trust. Below is information regarding the newly appointed Board member.

I. The following information is added to the Independent Board Members table in the “Officers and Trustees” section of each Statement of Additional Information (SAI):

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex to be Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since August 2026	123

Ares Core Infrastructure Fund (closed-end management investment company regulated as a business development company) (2024-present); Ares Strategic Income Fund (closed-end management investment company regulated as a business development company) (20Inter22-present); Ares Capital Corporation (closed-end management investment company regulated as a business development company); and formerly, United Natural Foods, Inc. (food distribution) (2013-2023) and Navient Corporation (loan management, servicing and asset recovery) (2014-2016).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

* Information is estimated as of August 1, 2026. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

II. The following is added to table providing the total fees paid to the independent board members in the “Officers and Trustees” section of each SAI:

Name	Total Fees Received from the Fund ($)	Total Fees Received from Franklin Templeton ($)
Ann Torre Bates[3]	None	$662,000

3. As of December 31, 2025. Ann Torre Bates is also an independent board member of Franklin Mutual Series Funds and may, in the future, receive payments pursuant to a discontinued retirement plan that generally provides payments to independent board members who have served seven years or longer for the Trust.

III. The following is added to the table providing the dollar range of equity securities beneficially owned by the independent board members of the Trust in the “Officers and Trustees” section of each SAI other than Franklin U.S. Government Money Fund’s SAI:

Board Member	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Ann Torre Bates	None	Over 100,000

IV. The following is added to the table providing the dollar range of equity securities beneficially owned by the independent board members of the Trust in the “Officers and Trustees” section of Franklin U.S. Government Money Fund’s SAI:

Board Member	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex ($)
Ann Torre Bates	Over 100,000	Over 100,000

The following replaces the “Trustee qualifications” section in the “Officers and Trustees” section of each SAI:

Trustee qualifications Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Ann Torre Bates has served as chief financial officer of a major corporation and as a board member of a number of public companies; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; Valerie M. Williams has over 35 years of audit and public accounting experience serving numerous global and multi-location companies in various industries; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

SCHEDULE A

Fund	Date of Prospectus

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund	July 1, 2025

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund	November 1, 2025

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund	February 1, 2026
Franklin Growth Fund	February 1, 2026
Franklin Income Fund	February 1, 2026
Franklin U.S. Government Securities Fund	February 1, 2026
Franklin Utilities Fund	February 1, 2026

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund	September 1, 2025

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund	May 1, 2026
Franklin Corefolio Allocation Fund	May 1, 2026
Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025
Franklin Global Allocation Fund	May 1, 2026
Franklin Growth Allocation Fund	May 1, 2026
Franklin International Core Equity (IU) Fund	December 1, 2025
Franklin LifeSmart™ Retirement Income Fund	May 1, 2026
Franklin LifeSmart™ 2020 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2025 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2030 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2035 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2040 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2045 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2050 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2055 Retirement Target Fund	May 1, 2026
Franklin LifeSmart™ 2060 Retirement Target Fund	May 1, 2026
Franklin Moderate Allocation Fund	May 1, 2026
Franklin U.S. Core Equity (IU) Fund	December 1, 2025

Fund	Date of Prospectus

FRANKLIN GLOBAL TRUST
Franklin Emerging Market Debt Opportunities Fund	December 1, 2025
Franklin International Growth Fund	December 1, 2025

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund	December 1, 2025

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund	February 1, 2026

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund	March 1, 2026
Franklin Equity Income Fund	March 1, 2026
Franklin Floating Rate Daily Access Fund	March 1, 2026
Franklin Long Duration Credit Fund	March 1, 2026
Franklin Low Duration Total Return Fund	March 1, 2026
Franklin Low Duration U.S. Government Securities Fund	March 1, 2026
Franklin Managed Income Fund	March 1, 2026
Franklin Total Return Fund	March 1, 2026

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund	February 1, 2026

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund	July 1, 2025

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund	February 1, 2026

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund	September 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund	September 1, 2025

Fund	Date of Prospectus

Franklin Growth Opportunities Fund	September 1, 2025
Franklin Natural Resources Fund	September 1, 2025
Franklin Small Cap Growth Fund	September 1, 2025
Franklin Small-Mid Cap Growth Fund	September 1, 2025
Franklin Core Plus Bond Fund	September 1, 2025
Franklin Templeton SMACS: Series C	May 1, 2026
Franklin Templeton SMACS: Series CH	December 1, 2025
Franklin Templeton SMACS: Series CP	May 1, 2026
Franklin Templeton SMACS: Series E	December 1, 2025
Franklin Templeton SMACS: Series H	December 1, 2025
Franklin Templeton SMACS: Series I	December 1, 2025

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund	July 1, 2025
Franklin Arizona Tax-Free Income Fund	July 1, 2025
Franklin Colorado Tax-Free Income Fund	July 1, 2025
Franklin Connecticut Tax-Free Income Fund	July 1, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund	July 1, 2025
Franklin Federal Limited-Term Tax-Free Income Fund	July 1, 2025
Franklin Georgia Tax-Free Income Fund	July 1, 2025
Franklin High Yield Tax-Free Income Fund	July 1, 2025
Franklin Louisiana Tax-Free Income Fund	July 1, 2025
Franklin Maryland Tax-Free Income Fund	July 1, 2025
Franklin Massachusetts Tax-Free Income Fund	July 1, 2025
Franklin Michigan Tax-Free Income Fund	July 1, 2025
Franklin Minnesota Tax-Free Income Fund	July 1, 2025
Franklin Missouri Tax-Free Income Fund	July 1, 2025
Franklin New Jersey Tax-Free Income Fund	July 1, 2025
Franklin North Carolina Tax-Free Income Fund	July 1, 2025
Franklin Ohio Tax-Free Income Fund	July 1, 2025
Franklin Oregon Tax-Free Income Fund	July 1, 2025
Franklin Pennsylvania Tax-Free Income Fund	July 1, 2025
Franklin Virginia Tax-Free Income Fund	July 1, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund	May 1, 2026
Franklin DynaTech VIP Fund	May 1, 2026

Fund	Date of Prospectus

Franklin Global Real Estate VIP Fund	May 1, 2026
Franklin Growth and Income VIP Fund	May 1, 2026
Franklin Income VIP Fund	May 1, 2026
Franklin Large Cap Growth VIP Fund	May 1, 2026
Franklin Mutual Global Discovery VIP Fund	May 1, 2026
Franklin Mutual Shares VIP Fund	May 1, 2026
Franklin Rising Dividends VIP Fund	May 1, 2026
Franklin Small Cap Value VIP Fund	May 1, 2026
Franklin Small-Mid Cap Growth VIP Fund	May 1, 2026
Franklin Strategic Income VIP Fund	May 1, 2026
Franklin U.S. Government Securities VIP Fund	May 1, 2026
Templeton Emerging Markets VIP Fund	May 1, 2026
Templeton Foreign VIP Fund	May 1, 2026
Templeton Global Bond VIP Fund	May 1, 2026
Templeton Growth VIP Fund	May 1, 2026

FRANKLIN U.S. GOVERNMENT MONEY FUND
Franklin U.S. Government Money Fund	November 1, 2025

INSTITUTIONAL FIDUCIARY TRUST
Franklin Institutional U.S. Government Money Market Fund	November 1, 2025

Please retain this supplement for future reference.